UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------------------

Check here if Amendment; [ ]  Amendment Number:
      This Amendment (Check only one.): [ ]  is a restatement.
                                        [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
            --------------------------------------------------------------------
Address:    100 KING STREET WEST, SUITE 5708
            --------------------------------------------------------------------
            TORONTO, ONTARIO
            --------------------------------------------------------------------
            M5X 1A9
            --------------------------------------------------------------------

Form 13F File Number:   28-  13755
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
            --------------------------------------------------------------------
Title:      CEO
            --------------------------------------------------------------------
Phone:      416.594.6621
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

                              TORONTO, ONTARIO, CANADA      08/11/2011
--------------------------   --------------------------   --------------
       [Signature]                  [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number        Name

28-
   ----------               ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------

Form 13F Information Table Entry Total:     18
                                            ------------------------------

Form 13F Information Table Value Total:     $ 353,105
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                          VALUE       Shares                          Investment   Other    Voting
     Name of Issuer        Title of Class     CUSIP     (x $1000)     Amount     SH/PRN    PUT/CALL   Discretion  Manager  Authority
------------------------------------------------------------------------------------------------------------------------------------
AON CORPORATION            common stock     37389103       37,454     730,100.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
AMC NETWORKS INC           common stock     00164V103      16,186     372,100.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
CREDIT ACCEPTANCE CORP.    common stock     225310101      24,779     293,350.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP SPL CL A      Class A Shares   20030N200      26,261   1,083,815.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC        common stock     26969P108      11,353     407,344.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS     common stock     58405U102      33,811     598,218.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC          common stock     681919106      25,087     520,900.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                common stock     68389X105      23,306     708,160.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC     common stock     718172109      17,373     260,185.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
WRIGHT EXPRESS             common stock     98233Q105      38,410     737,670.00    SH                   Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
AON CORPORATION            common stock     37389103       17,955     350,000.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC        common stock     26969P108       6,134     220,100.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO           common stock     949746101      31,378   1,118,236.00    SH      Warrant      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS     common stock     58405U102      12,717     225,000.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             common stock     594918104      11,440     440,000.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                common stock     68389X105       2,633      80,000.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                common stock     68389X105       7,734     235,000.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC     common stock     718172109       9,094     136,200.00    SH         CALL      Sole                   Sole
------------------------------------------------------------------------------------------------------------------------------------